Lease Liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease Liabilities
20.
Lease LIABILITIES

	December 31, 2022	December 31, 2021
Balance, beginning of year	33,470	1,440
Acquisition (note 5(a), note5(c))	142,106	29,531
Additions	7,497	4,514
Lease payments	(31,834)	(2,721)
Dispositions and remeasurements	10,890	(70)
Tenant inducement allowances received	1,799	—
Accretion expense	5,903	776
Balance, end of year	169,831	33,470

Current portion	30,206	5,701
Long-term	139,625	27,769

The following table presents the contractual undiscounted cash flows, excluding periods covered by lessee lease extension options that have been included in the determination of the lease term, related to the Company’s lease liabilities as at December 31, 2022:

December 31, 2022
Less than one year	39,255
One to three years	64,892
Three to five years	48,955
Thereafter	47,468
Minimum lease payments	200,570

The Company has short-term leases with lease terms of 12 months or less as well as low-value leases. As these costs are incurred, they are recognized as general and administrative expense. These costs were immaterial in 2022 and 2021.